Share-Based Payment Plans - Stock Options (Details) - Exercise price range one shares in Millions	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options (in shares) | shares	3.0	3.0
Weighted average remaining contractual life (in years)	3 years 10 months 20 days
Weighted average exercise price (in CAD per share)		$ 8.41
Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 5.00
Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 12.00